Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 5,114,684	$ (16,066,384)	$ (11,072,016)